Share-based Payments - Summary of Black-Scholes Option-Pricing Models (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Payments [Line Items]
Weighted-average share price (US$)	$ 136.09	$ 142.20	$ 64.11
Bottom of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	30.10%	32.00%	32.00%
Risk-free interest rate (%)	1.40%	2.40%	1.40%
Expected life of stock options (years)	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days
Top of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	35.20%	34.70%	43.50%
Risk-free interest rate (%)	2.60%	2.90%	2.00%
Expected life of stock options (years)	4 years 8 months 12 days	4 years 4 months 24 days	4 years 4 months 24 days